Operating and Direct Financing Leases - Components of Net Investments in Direct Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Total minimum lease payments to be received	$ 936,164	$ 1,024,187
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	461	1,379
Less unearned revenue	(435,137)	(501,769)
Total	704,953	727,262
Total	704,953	727,262
Less current portion	20,823	21,545
Long-term portion	$ 684,130	$ 705,717